Document And Entity Information	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	EQT Exeter Real Estate Income Trust, Inc.
Entity Central Index Key	0001946997
Entity Emerging Growth Company	true
Entity File Number	333-273163
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	88-4108741
Entity Address, Address Line One	Five Radnor Corporate Center
Entity Address, Address Line Two	100 Matsonford Road, Suite 250
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	828-3200
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE